NOTES RECEIVABLE	3 Months Ended	12 Months Ended
	Nov. 30, 2021	Aug. 31, 2021
NOTES RECEIVABLE
NOTE 5 - NOTES RECEIVABLE

NOTE 6 - NOTES RECEIVABLE

On April 27, 2020, the Company entered into a Participation Agreement, effective April 27, 2020, with Libertas Funding, LLC, a Connecticut Limited Liability Company (“Libertas”), pursuant to which Libertas offered and the Company accepted to participate with Future Receivables in Purchase Agreement(s) with qualifying merchants, specifically QSI Holding Company, a Delaware Corporation (“QSI”). The Company’s participation buy-in amount was $200,000 with a participation purchase of $264,000 that is estimated to result in weekly payments to the Company for a minimum period of nine months or until the full participation purchase amount has been paid. The $200,000 buy-in was recorded as a Note receivable on the accompanying consolidated balance sheets. On September 1, 2020, Libertas renegotiated this agreement, and the Company will receive weekly payments for $4,921 and extended the term to 38 weeks. The previous weekly payment was $6,984. The final payments was received in April 2021, to fully satisfy the notes receivable.

In addition, on April 27, 2020, under the Libertas Participation Agreement, the Company received 45,053 Warrants of QSI Holding Company, a private company, (“QSI Warrants”) to purchase common stock priced at $3.111 per share for common stock par value $0.00001 expiring the 7th anniversary after the issue date. Upon issuance, the Company valued the warrants using the Black Scholes model yielding a total value of $58,443. The Company used the following assumptions upon measurement: QSI Holding Company value per common share of $3.4520, a life of 7 years, an exercise price of $3.111, a risk-free rate of 0.56% and volatility of 32%. In addition, the Company recorded a discount of $58,443 and will record income over the 7-year life of the warrants. On November 8, 2021, the Company entered into a Warrant Assignment Agreement to assign the QSI Warrants issued on April 29, 2020 from QSI Holding Company, Inc. (“QSI”), to Calvary Fund 1 LP (“Calvary”). In consideration of the assignment of the Warrant, Calvary forgives the Company from the principal and interest owing under the Calvary $150,000 promissory note dated August 30, 2021. The warrants are recorded as an equity investment in the accompanying consolidated balance sheets for $-0- and $11,132 at November 30, 2021 and August 31, 2021, respectively. The Company recorded other income of $1,583 and $2,087, respectively for the three months ended November 30, 2021 and 2020, respectively, in the accompanying statement of operations.

On September 10, 2021, the Company entered into a convertible promissory notes receivable with ST BioSciences, Ltd., (“STB”).  The Company acquired certain assets of STB on November 9, 2021.  See Note 3 - Asset Acquisition for a further discussion. The $555,556 note was issued with an original issue discount of $55,556 and bears interest at 6% per year and a maturity date of September 10, 2022. The discount will be amortized through the term of the convertible promissory notes receivable. The note principal and interest are convertible into shares of STB common stock at a 70% discount to the qualified offering price.  The qualified offering price is defined as a price per share at which the ordinary shares (or other equity securities of any successor or parent entity) are sold in a public offering in the United States of America pursuant a registration statement declared effective by the U.S. Securities and Exchange Commission pursuant to the Securities Act of 1933, as amended (the "Securities Act") which result in minimum gross proceeds to the Company of $6 million and the ordinary shares being listed for trading on NASDAQ or another nationally recognized stock exchange in the United States of America. On November 9, 2021, the promissory notes receivable was canceled against the associated convertible promissory notes payable assumed from STB.

NOTE 5 – NOTES RECEIVABLE

On January 24, 2020, the Company received a promissory note from a supplier, Notis Global, Inc. (“NGBL”). The $112,500 note was issued with an original issue discount of $12,500 or 12.5%. NGBL will repay the promissory note with 12.5% of its sales of derivative products of hemp planted and harvested in 2020. In addition, once the promissory note has been repaid, the Company shall be paid an aggregate of 3.75% of the 2020 derivative products revenues sold by the supplier. The original issue discount is amortized through the term of the note. At August 31, 2020, the Company evaluated the promissory noted under ASU 2016-16, “Financial Instruments – Credit Losses, (Topic 326)” and determined the entire balance was impaired. The Company reported a $100,000 impairment charge at August 31, 2020.

On April 27, 2020, the Company entered into a Participation Agreement, effective April 27, 2020, with Libertas Funding, LLC, a Connecticut Limited Liability Company (“Libertas”), pursuant to which Libertas offered and the Company accepted to participate with Future Receivables in Purchase Agreement(s) with qualifying merchants, specifically QSI Holding Company, a Delaware Corporation (“QSI”). The Company’s participation buy-in amount was $200,000 with a participation purchase of $264,000 that is estimated to result in weekly payments to the Company for a minimum period of nine months or until the full participation purchase amount has been paid. The $200,000 buy-in was recorded as a Note receivable on the accompanying consolidated balance sheets. On September 1, 2020, Libertas renegotiated this agreement and the Company will receive weekly payments for $4,921 and extended the term to 38 weeks. The previous weekly payment was $6,984. The unpaid balance was $-0- and $132,852 at August 31, 2021 and 2020, respectively.

In addition, on April 29, 2020, under the Libertas Participation Agreement, the Company received 45,053 Warrants of QSI Holding Company, a private company, (“QSI Warrants”) to purchase common stock priced at $3.111 per share for common stock par value $0.00001 expiring the 7th anniversary after the issue date. Upon issuance, the Company valued the warrants using the Black Scholes model yielding a total value of $58,443. The Company used the following assumptions upon measurement: QSI Holding Company value per common share of $3.4520, a life of 7 years, an exercise price of $3.111, a risk-free rate of 0.56% and volatility of 32%. In addition, the Company recorded a discount of $58,443 and will record income over the 7-year life of the warrants. The warrants are recorded as an equity investment in the accompanying consolidated balance sheets for $11,132 and $2,783 at August 31, 2021 and 2020, respectively. The Company recorded other income of $8,349 and $2,783, respectively for the years ended August 31, 2021 and 2020, respectively, in the accompanying statement of operations.